UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                                 FORM 13F

                            FORM 13F COVER PAGE

               Report for the Quarter Ended December 31, 2001.

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Greenlight Capital, Inc.
Address:  420 Lexington Avenue, Suite 1740
          New York, NY   11111

13F File Number:    28-7484

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jeff Keswin
Title:    Co-President
Phone:    (212) 973-1900
Signature, Place, and Date of Signing:

     /S/ JEFF KESWIN          New York, New York       February 11, 2002
     ---------------          ------------------       -----------------

Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I  AM  SIGNING  THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE  ACT  OF
1934.

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      34

Form 13F Information Table Value Total:      $553,666


List of Other Included Managers:

No.       13F File Number               Name
---       ---------------               ----

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
                                              FORM 13F INFORMATION TABLE

                                                                                             VOTING AUTHORITY
                      TITLE                   VALUE     SHARES/     SH/  PUT/ INVSTMT    OTHER    ---------------------
NAME OF ISSUER      OF CLASS       CUSIP    (X$1,000)   PRN AMT     PRN  CALL DSCRETN  MANAGERS    SOLE     SHARED NONE
--------------      --------     ---------   --------   ---------   ---  ---- -------  --------  ---------  ------ ----
AKAMAI              SB NT CV     00971TAC5      3,605       70,000  PRN         SOLE                70,000
   TECHNOLOGIES INC 5.5%07
AMERICAN PHYSICIANS COM	         028884104     25,002    1,149,500  SH          SOLE             1,149,500
   CAPITAL
BE FREE INC		  COM		   073308108	  239      112,700  SH		  SOLE		   112,700
BINDVIEW DEV CORP   COM          090327107      4,103    2,041,500  SH          SOLE             2,041,500
CNA FINL CORP       COM		   126117100     17,473      599,000  SH		  SOLE		   599,000
CELLSTAR CORP	  SUB NT CONV  150925AC9        900       20,000  PRN		  SOLE		    20,000
			  5%02
CERES GROUP INC	  COM		   256772205      3,690    1,000,000  SH		  SOLE		 1,000,000
EBT INTL INC        COM          268248101         57      271,000  SH          SOLE               271,000
ELAN CORP PLC       ADR          284131208      2,650       58,800  SH          SOLE                58,800
EMCOR GROUP INC     COM          29084Q100     21,452      472,500  SH          SOLE               472,500
ENDO 			  COM		   29264F205      4,629      396,700  SH		  SOLE		   396,700
   PHARMACEUTICALS
   HLDGS INC
GLADSTONE CAPITAL   COM 	   376535100	7,160	     387,000  SH		  SOLE		   387,000
   CORP
INSIGNIA FINL GROUP COM          45767A105     18,289    1,693,400  SH          SOLE             1,693,400
   INC NEW
IOMEGA CORP		  COM	NEW	   462030305     29,183    3,495,000  SH		  SOLE		 3,495,000
LONE STAR           COM          542307103      8,681      585,400  SH          SOLE               585,400
   STEAKHOUSE
   SALOON
M D C HLDGS INC	  COM          552676108     81,178    2,148,130  SH          SOLE             2,148,130
MAGNA ENTMT CORP    CL A         559211107     19,016    2,716,600  SH          SOLE             2,716,600
MERCER INTL INC     SH BEN INT   588056101     18,781    2,517,500  SH          SOLE             2,517,500
NAVIGANT INTL INC   COM          63935R108     12,171    1,063,000  SH          SOLE             1,063,000
NEOMAGIC CORP       COM          640497103      6,025    1,711,600  SH          SOLE             1,711,600
NEOPHARM INC        COM          640919106     12,502      499,070  SH          SOLE               499,070
OMEGA WORLDWIDE     COM          68210B108        467      286,700  SH          SOLE               286,700
   INC
OMTOOL LTD          COM          681974101        406      541,500  SH          SOLE               541,500
OPTI INC            COM          683960108      1,238      408,700  SH          SOLE               408,700
PATINA OIL & GAS    COM          703224105     53,144    1,932,500  SH          SOLE             1,932,500
   CORP
PROVIDIAN FINL CORP COM		   74406A102        671      189,000  SH		  SOLE		   189,000
PROVIDIAN FINL CORP SR NT CV     74406AAA0      6,090      145,000  PRN		  SOLE		   145,000
  3.25%05
PRUDENTIAL FINL INC COM		   744320102     31,531	     950,000  SH		  SOLE		   950,000
SAFEGUARD           SB NT CV     786449AE8      4,418       77,500  PRN         SOLE                77,500
   SCIENTIFICS INC  5%06
3 COM CORP          COM          885535104     41,690    6,534,500  SH          SOLE             6,534,500
UICI                COM          902737105      8,054      596,600  SH          SOLE               596,600
U S INDS INC NEW    COM          912080108      3,805    1,486,500  SH          SOLE             1,486,500
VISTEON CORP        COM          92839U107     88,121    5,859,100  SH          SOLE             5,859,100
WESTERN RES INC     COM          959425109     17,245    1,002,600  SH          SOLE             1,002,600

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